Annual Total Returns - Fidelity® Series Corporate Bond Fund [BarChart] - 08.31 Fidelity Series Corporate Bond Fund PRO-04 - Fidelity® Series Corporate Bond Fund	Oct. 30, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Series Corporate Bond Fund
Bar Chart Table:
Annual Return 2019	14.44%
Annual Return 2020	11.22%